INCOME TAX - Deferred Tax Assets And Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Components of Deferred Tax Assets
Deductible advertising expenses	¥ 144,192		¥ 225,344
Net operating loss carry-forwards	137,310		99,606
Others	194		77
Total deferred tax assets	281,696		325,027
Less: valuation allowance	(281,696)		(325,027)	¥ (354,306)	¥ (334,848)
Deferred tax assets, net of valuation allowance	0		0
Components of Deferred Tax Liabilities
Accelerated tax depreciation	(25,688)		(19,122)
Unrealized gains from investments	(7,613)		(7,740)
Identifiable intangible assets arising from business acquisition	(1,150)		(1,563)
Total deferred tax liabilities	(34,451)		(28,425)
Deferred tax liabilities, net of deferred tax assets	¥ (34,451)	$ (4,720)	¥ (28,425)